Prudential Day One 2040 Fund
Schedule of Investments (unaudited) as of April 30, 2022
Description	Shares	Value
Long-Term Investments 98.5%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	255,268	$2,320,385
PGIM Global Real Estate Fund (Class R6)	92,208	2,039,644
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	180,752	2,317,239
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	191,952	2,121,070
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	194,820	2,226,790
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	673,113	8,326,405
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	704,598	12,323,423
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	291,311	3,084,988
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	473,331	7,933,028
PGIM TIPS Fund (Class R6)	391,899	3,813,173
PGIM Total Return Bond Fund (Class R6)	361,676	4,647,537

Total Long-Term Investments (cost $45,593,593)		51,153,682

Short-Term Investment 1.6%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $817,974)	817,974	817,974

TOTAL INVESTMENTS 100.1% (cost $46,411,567)(wd)		51,971,656
Liabilities in excess of other assets (0.1)%		(31,949)

Net Assets 100.0%		$51,939,707

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds